Trade and other receivables (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	$ 80,572	$ 71,904
Other tax receivables	4,754	7,116
Payment in advance for property, plant and equipment	41,872	61,874
Contingent consideration receivable		6,411
Trade and other non-current receivables	127,198	147,305
Trade and other current receivables [abstract]
Net trade receivables	322,343	212,323
Other receivables	46,032	317,452
Prepaid land rent	1,052	1,016
Other prepaid expenses	18,320	29,979
Advance payments	14,242	33,364
Withholding tax receivables	986	1,362
VAT receivables	12,519	12,339
Contingent consideration receivable	5,724
Trade and other current receivables	$ 421,218	607,835
Maximum
Trade and other current receivables [abstract]
Non-current receivable due term	20 years
Cost
Trade and other current receivables [abstract]
Net trade receivables	$ 336,716	233,528
Accumulated impairment
Trade and other current receivables [abstract]
Net trade receivables	$ (14,373)	$ (21,205)